Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Sales	$ 4,547	$ 4,456	$ 6,279
Freight, transportation and distribution	(537)	(535)	(488)
Cost of goods sold	(3,335)	(3,091)	(3,522)
Gross Margin	675	830	2,269
Selling and administrative expenses	(214)	(212)	(239)
Provincial mining and other taxes	(151)	(124)	(310)
Transaction costs	(84)	(18)
Other (expenses) income	(17)	(17)	33
Operating Income	209	459	1,753
Finance costs	(238)	(216)	(192)
(Loss) Income Before Income Taxes	(29)	243	1,561
Income tax recovery (expense)	183	(44)	(446)
Net Income from Continuing Operations	154	199	1,115
Net Income from discontinued operations	173	124	155
Net income	$ 327	$ 323	$ 1,270
Net Income per Share from Continuing Operations
Basic	$ 0.18	$ 0.24	$ 1.34
Diluted	0.18	0.24	1.34
Net Income per Share from Continuing and Discontinued Operations
Basic	0.39	0.39	1.52
Diluted	$ 0.39	$ 0.38	$ 1.52
Weighted Average Shares Outstanding
Basic	840,079,000	838,928,000	834,141,000
Diluted	840,316,000	839,459,000	837,349,000